TAXATION - Reconciliation of the differences between the statutory tax rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax and Tax Rate [Line Items]
Income (loss) before income tax	¥ 202,573	$ 28,531	¥ 132,772	¥ (37,196)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax computed at the statutory tax rate of 25%	50,643	7,133	33,193	(9,299)
Effect of differing tax rates in different jurisdictions	2,740	386	4,459	5,232
Research and development superdeduction	(29,192)	(4,112)	(36,078)	(31,855)
Shared-based compensation expenses	2,359	332	3,261	3,223
Nondeductible expenses	2,928	412	2,310	1,656
Effect of preferential tax rates and tax holiday in mainland China	(28,489)	(4,013)	(15,934)	(43,974)
Change in valuation allowance	22,950	3,232	30,309	75,192
Others	(2,273)	(318)	1,433	(320)
Income tax expenses (benefits)	¥ 21,666	$ 3,052	¥ 22,953	¥ (145)
Mainland China
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory income tax rate	25.00%	25.00%